CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income (loss)	$ 930	$ (2,819)	$ 212
Other comprehensive income that will not be reclassified to net income
Revaluations of property, plant and equipment	3,949	3,674	1,921
Actuarial gain (loss) on defined benefit plans	10	(1)	(8)
Deferred income taxes on above items	(1,047)	(828)	(388)
Equity-accounted investments	87	26	51
Total items that will not be reclassified to net income	2,999	2,871	1,576
Other comprehensive income (loss) that may be reclassified to net income
Foreign currency translation	(829)	(690)	(138)
Losses arising during the year on financial instruments designated as cash-flow hedges	(56)	(22)	(7)
Unrealized gain on foreign exchange swaps – net investment hedge	84	6	14
Reclassification adjustments for amounts recognized in net income	(16)	(44)	(3)
Deferred income taxes on above items	3	10	5
Equity-accounted investments	0	(2)	0
Total items that may be reclassified subsequently to net income	(814)	(742)	(129)
Other comprehensive income	2,185	2,129	1,447
Comprehensive income (loss)	3,115	(690)	1,659
Comprehensive income (loss) attributable to:
The partnership	2,514	(1,969)	680
Comprehensive income (loss)	3,115	(690)	1,659
Non-controlling interests
Other comprehensive income (loss) that may be reclassified to net income
Comprehensive income (loss)	3,115	(690)	1,659
Comprehensive income (loss) attributable to:
Comprehensive income (loss)	3,115	(690)	1,659
Participating non-controlling interests – in operating subsidiaries
Net income (loss)	(23)	(92)	36
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	601	1,382	912
Comprehensive income (loss) attributable to:
Non-controlling interests	578	1,290	948
Participating non-controlling interests – in a holding subsidiary held by the partnership
Net income (loss)	7	11	11
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	16	(22)	20
Comprehensive income (loss) attributable to:
Non-controlling interests	$ 23	$ (11)	$ 31